Recent Accounting Pronouncement	6 Months Ended
Jun. 30, 2011
Recent Accounting Pronouncement
Recent Accounting Pronouncement

3. Recent Accounting Pronouncement

Standard Adopted

        In October 2009, the FASB issued Accounting Standards Update 2009-13, Revenue Recognition (Topic 605): Multiple Deliverable Revenue Arrangements—A Consensus of the FASB Emerging Issues Task Force. This update provides application guidance on whether multiple deliverables exist, how the deliverables should be separated and how the consideration should be allocated to one or more units of accounting. This update establishes a selling price hierarchy for determining the selling price of a deliverable. The selling price used for each deliverable will be based on vendor-specific objective evidence, if available, third-party evidence if vendor-specific objective evidence is not available, or estimated selling price if neither vendor-specific or third-party evidence is available. We prospectively adopted this standard in January 2011. The adoption did not have a material impact on our consolidated financial statements.

Standard Not Yet Adopted

        In June 2011, the FASB issued an amendment to the authoritative guidance on comprehensive income. The amendment eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity or include the components in the notes to the consolidated financial statements, and instead requires the presentation of comprehensive income in either a continuous statement of comprehensive income or a separate but consecutive statement. The amendment will be effective for our quarter ending March 31, 2012. The adoption of this amendment is not expected to have a material effect on our consolidated financial statements, but will require a change to present comprehensive income (loss) on the face of our consolidated financial statements.